Basis of Accounting (Details Narrative) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025	Dec. 31, 2022
Basis Of Accounting
Net losses	₩ 208,109,887	₩ 3,558,195	₩ (2,792,350)
Cash flows from (used in) operating activities	9,773,204	2,857,167	8,377,550
Accumulated deficit	169,783,492	(35,959,433)
Working capital deficit	82,255,468
Cash and cash equivalents	₩ 8,364,432	₩ 4,150,572	₩ 8,585,634	₩ 3,508,608	₩ 30,581,556